S000010617 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
S000010617 [Member] | C000029358 [Member]
Prospectus [Line Items]
Annual Return [Percent]	[1]	4.50%	9.86%	(11.36%)	1.57%	7.12%	10.18%	(0.97%)	5.91%	7.75%	0.24%

[1]	Year to Date return as of September 30, 2025: 6.22%